Average Annual Total Returns - Class A C Inst Inv R R6 Shares - Goldman Sachs Small_Mid Cap Value Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares Since Inception	Class A Shares Inception Date	Class A Shares Return After Taxes on Distributions 1 Year	Class A Shares Return After Taxes on Distributions 5 Years	Class A Shares Return After Taxes on Distributions Since Inception	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares Since Inception	Class C Shares Inception Date	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares Since Inception	Investor Shares Inception Date	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares Since Inception	Class R Shares Inception Date	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares Since Inception		Class R6 Shares Inception Date	Russell 2500® Value Index (reflects no deduction for fees or expenses) 1 Year	Russell 2500® Value Index (reflects no deduction for fees or expenses) 5 Years	Russell 2500® Value Index (reflects no deduction for fees or expenses) Since Inception
Total	1.80%	7.90%	6.46%	Jan. 31, 2014	1.71%	7.23%	5.86%	1.12%	6.09%	4.97%	5.86%	8.33%	6.56%	Jan. 31, 2014	8.10%	9.56%	7.79%	Jan. 31, 2014	7.95%	9.42%	7.61%	Jan. 31, 2014	7.39%	8.86%	7.08%	Jan. 31, 2014	8.12%	9.57%	7.80%	[1]	Jul. 31, 2015	4.86%	9.42%	7.33%

[1]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.